Provisions	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Provisions Explanatory
Note 17

Provisions and contingent liabilities

a) Provisions
The table below presents

an overview of total provisions.
USD m 31.12.22 31.12.21
Provisions other than provisions for expected credit

losses
3,042 3,322
Provisions for expected credit losses
1
201 196
Total provisions 3,243 3,518
1 Refer to Note 9 for more information

about ECL provisions recognized

for off-balance sheet financial

instruments and credit lines.
The following table presents

additional information for provisions

other than provisions for expected credit

losses.
USD m
Litigation,
regulatory and
similar matters
1
Restructuring Other
3
Total 2022
Balance at the beginning of the

year
2,798 172 352 3,322
Increase in provisions recognized in the income statement 406 231 53 690
Release of provisions recognized in the income statement (58) (25) (36) (118)
Provisions used in conformity with designated purpose (470) (243) (32) (745)
Capitalized reinstatement costs 0 0 1 1
Foreign currency translation / unwind

of discount
(91) (5) (12) (108)
Balance at the end of the year

2,586 130
2
326 3,042
1 Consists of provisions for losses resulting

from legal, liability

and compliance risks.

2 Consists of personnel-related

restructuring provisions

of USD
102
m as of 31 December 2022 (31

December 2021: USD
125 m)
and provisions for onerous contracts

of USD
28
m as of 31 December 2022

(31 December 2021: USD
47
m).

3 Mainly includes provisions

related to real

estate, employee benefits and

operational risks.
Restructuring

provisions

relate

to

personnel-related

provisions

and

onerous

contracts.

Personnel-related

restructuring
provisions are

generally used

within a short

period of

time. The

level of

personnel-related

provisions

can change

when
natural

staff

attrition

reduces

the

number

of

people

affected by

a

restructuring

event,

and

therefore

results

in

lower
estimated costs. Onerous contracts

for property are

recognized when UBS is

committed to pay

for non-lease components,
such as

utilities, service

charges, taxes

and

maintenance,

when

a property

is

vacated

or not

fully recovered

from sub-
tenants.

Information about

provisions and

contingent liabilities in

respect of litigation,

regulatory and

similar matters,

as a class,
is included in Note 17b.

There are no material contingent liabilities associated

with the other classes of provisions.

UBS AG
Entity [Table]
Disclosure Of Provisions Explanatory
Note 17

Provisions and contingent liabilities

a) Provisions
The table below presents

an overview of total provisions.
USD m 31.12.22 31.12.21
Provisions other than provisions for expected credit

losses
2,982 3,256
Provisions for expected credit losses
1
201 196
Total provisions 3,183 3,452
1 Refer to Note 9 for more information

about ECL provisions recognized

for off-balance sheet financial

instruments and credit lines.
The following table presents

additional information for provisions

other than provisions for expected credit

losses.
USD m
Litigation,
regulatory and
similar matters
1
Restructuring Other
3
Total 2022
Balance at the beginning of the

year
2,798 137 321 3,256
Increase in provisions recognized in the income statement 406 174 49 629
Release of provisions recognized in the income statement (57) (19) (32) (109)
Provisions used in conformity with designated purpose (470) (189) (31) (689)
Capitalized reinstatement costs 0 0 1 1
Foreign currency translation / unwind

of discount
(90) (5) (11) (106)
Balance at the end of the year

2,586 98
2
297 2,982
1 Consists of provisions

for losses resulting

from legal, liability

and compliance risks.

2 Consists of personnel-related

restructuring

provisions of USD
70
m as of 31 December

2022 (31 December

2021: USD
90 m)
and provisions for onerous contracts

of USD
28
m as of 31 December 2022

(31 December 2021: USD
47
m).

3 Mainly includes

provisions related to real

estate, employee benefits and

operational risks.
Restructuring

provisions

relate

to

personnel-related

provisions

and

onerous

contracts.

Personnel-related

restructuring
provisions are

generally used

within a short

period of

time. The

level of

personnel-related

provisions

can change

when
natural

staff

attrition

reduces

the

number

of

people

affected by

a

restructuring

event,

and

therefore

results

in

lower
estimated costs. Onerous contracts

for property are

recognized when UBS is

committed to pay

for non-lease components,
such as

utilities, service

charges, taxes

and

maintenance,

when

a property

is

vacated

or not

fully recovered

from sub-
tenants.

Information about

provisions and

contingent liabilities in

respect of litigation,

regulatory and

similar matters,

as a class,
is included in Note 17b.

There are no material contingent liabilities associated

with the other classes of provisions.